Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies [Abstract]
Liabilities Measured at Fair Value on Recurring Basis	As of December 31, 2020, the Company did not hold any liabilities measured at fair value on a recurring basis.

	Fair Value	Unobservable Inputs (Level 3)
Liabilities
Warrant liability	$10,373,264	$10,373,264
	$10,373,264	$10,373,264

Change in Fair Value of Warrant Liability
Changes in the fair value of Level 3 liabilities for the year ended December 31, 2021 were as follows:

Warrant Liability
Estimated fair value on February 4, 2021	$33,116,321
Change in estimated fair value	$(22,743,057)
Estimated fair value on December 31, 2021	$10,373,264

Fair Value Measurements Input
The following table provides quantitative information regarding Level 3 fair value measurement inputs as of their measurement date December 31, 2021:

Stock price	$7.01
Exercise price (strike price)	$11.50
Risk-free interest rate	1.12%
Volatility	60.70%
Remaining term (in years)	4.09